Note 5 - Loans and Related Allowance for Loan and Lease Losses	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	LOANS AND RELATED ALLOWANCE FOR LOAN AND LEASE LOSSES

The Company’s primary business activity is with loan customers located within its local Northeastern Ohio trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin, Sunbury, Powell, Plain City, Marysville, and Westerville, Ohio. The Company services loan customers in western Ohio through our offices located in Hardin and Logan counties. The Northeastern Ohio trade area includes Cuyahoga and Summit County, locations in Beachwood, Twinsburg, and Solon, Ohio. Commercial, residential, and consumer loans are granted. Although the Company has a diversified loan portfolio on December 31, 2022, and 2021, loans outstanding to individuals and businesses depend on the local economic conditions in the Company’s immediate trade area.

The following tables summarize the primary segments of the loan portfolio and the allowance for loan and lease losses (in thousands):

December 31, 2022
Ending Loan Balance by Impairment Evaluation
	Individually	Loans acquired with deteriorated credit quality	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$5,650	$-	$186,098	$191,748
Non-owner occupied	13,570	2,992	364,018	380,580
Multifamily	-	-	58,251	58,251
Residential real estate	1,023	24	295,261	296,308
Commercial and industrial	1,828	-	193,774	195,602
Home equity lines of credit	244	-	127,821	128,065
Construction and other	-	3,052	91,147	94,199
Consumer installment	-	-	8,119	8,119
Total	$22,315	$6,068	$1,324,489	$1,352,872

December 31, 2021
Ending Loan Balance by Impairment Evaluation
	Individually	Loans acquired with deteriorated credit quality	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$731	$-	$110,739	$111,470
Non-owner occupied	5,297	-	278,321	283,618
Multifamily	-	-	31,189	31,189
Residential real estate	1,104	-	238,985	240,089
Commercial and industrial	587	-	148,225	148,812
Home equity lines of credit	250	-	104,105	104,355
Construction and other	-	-	54,148	54,148
Consumer installment	-	-	8,010	8,010
Total	$7,969	$-	$973,722	$981,691

The amounts above include net deferred loan origination fees of $2.0 million and $3.6 million on December 31, 2022, and December 31, 2021, respectively. The net deferred loan origination fees include $1,000 and $1.3 million of unearned deferred fees from PPP loans at December 31, 2022 and 2021, respectively.

December 31, 2022
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Loans acquired with deteriorated credit quality	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$407	$-	$1,796	$2,203
Non-owner occupied	167	-	5,430	5,597
Multifamily	-	-	662	662
Residential real estate	28	-	2,019	2,047
Commercial and industrial	39	-	1,444	1,483
Home equity lines of credit	48	-	1,705	1,753
Construction and other	-	-	609	609
Consumer installment	-	-	84	84
Total	$689	$-	$13,749	$14,438

December 31, 2021
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Loans acquired with deteriorated credit quality	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$-	$1,826	$1,836
Non-owner occupied	655	-	6,776	7,431
Multifamily	-	-	454	454
Residential real estate	17	-	1,723	1,740
Commercial and industrial	42	-	840	882
Home equity lines of credit	16	-	1,436	1,452
Construction and other	-	-	533	533
Consumer installment	-	-	14	14
Total	$740	$-	$13,602	$14,342

As a result of the Liberty merger, the Company acquired loans with deteriorated credit quality with an unpaid principal balance of $8.0 million and an estimated fair value of $6.1 million. For loans that were acquired with specific evidence of deterioration in credit quality, loan losses will be accounted for through a reduction of the specific reserve and will not impact the allowance for loan losses until actual losses exceed the allotted reserves. For loans acquired without deterioration of credit quality, losses incurred will result in adjustments to the allowance for loan losses through the allowance for loan loss adequacy calculation.

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial Real Estate (“CRE”) which is further segmented into Owner Occupied (“CRE OO”), Non-owner Occupied (“CRE NOO”), and Multifamily, Residential Real Estate (“RRE”), Commercial and Industrial (“C&I”), Home Equity Lines of Credit (“HELOC”), Construction and Other (“Construction”), and Consumer Installment Loans. The commercial real estate loan segments consist of loans made to finance the activities of commercial real estate owners and operators and certain agricultural loans. The residential real estate and HELOC loan segments consist of loans made to finance the activities of residential homeowners. The C&I loan segment consists of loans made to finance the activities of commercial customers and certain agricultural loans. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates individual loans in all commercial segments for possible impairment based on guidelines established by the Board of Directors. Loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall concerning the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment unless such loans are part of a larger relationship that is impaired, or the loan was modified in a troubled debt restructuring.

Once the determination has been made that a loan is impaired, the decision of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis. The evaluation of the need and amount of a specific allowance allocation and whether a loan can be removed from impairment status is made quarterly. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

December 31, 2022
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$4,141	$4,141	$-
Non-owner occupied	1,042	1,042	-
Residential real estate	706	770	-
Commercial and industrial	450	547	-
Home equity lines of credit	112	112	-
Total	$6,451	$6,612	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$1,509	$1,509	$407
Non-owner occupied	12,528	12,528	167
Residential real estate	317	317	28
Commercial and industrial	1,378	1,378	39
Home equity lines of credit	132	132	48
Total	$15,864	$15,864	$689

Total:
Commercial real estate:
Owner occupied	$5,650	$5,650	$407
Non-owner occupied	13,570	13,570	167
Residential real estate	1,023	1,087	28
Commercial and industrial	1,828	1,925	39
Home equity lines of credit	244	244	48
Total	$22,315	$22,476	$689

December 31, 2021
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Non-owner occupied	$1,547	$1,802	$-
Residential real estate	820	874	-
Commercial and industrial	370	538	-
Home equity lines of credit	7	7	-
Total	$2,744	$3,221	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	3,750	4,277	655
Residential real estate	284	284	17
Commercial and industrial	217	230	42
Home equity lines of credit	243	243	16
Total	$5,225	$5,765	$740

Total:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	5,297	6,079	655
Residential real estate	1,104	1,158	17
Commercial and industrial	587	768	42
Home equity lines of credit	250	250	16
Total	$7,969	$8,986	$740

The tables above include troubled debt restructurings totaling $3.3 million and $2.6 million as of December 31, 2022, and 2021, respectively. The amounts allocated within the allowance for losses for troubled debt restructurings were $72,000 and $150,000 on December 31 2022 and 2021, respectively.

The carrying value of the loans acquired and accounted for in accordance with ASC 310-30, was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired in the Liberty merger as of December 1, 2022:

(In Thousands)	December 1, 2022
Unpaid principal balance	$7,919
Interest	2,978
Contractual cash flows	10,897
Non-accretable premium	117
Expected cash flows	11,014
Accretable discount	(4,995)
Estimated fair value	6,019

The following table presents additional information regarding loans acquired with specific evidence of deterioration in credit quality under ASC 310-30:

(In Thousands)	December 1, 2022	December 31, 2022
Outstanding balance	$7,919	$7,998
Carrying amount	6,019	6,068

Changes in the amortizable yield for purchased credit-impaired loans were as follows for the year ended December 31, 2022:

(In Thousands)	December 31, 2022
Balance at beginning of period	$-
Additions	1,900
Accretion	30
Balance at end of period	1,930

The following table presents the average balance and interest income by class, recognized on impaired loans (in thousands):

	As of December 31, 2022		As of December 31, 2021
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial real estate:
Owner occupied	$2,637	$231	$1,334	$53
Non-owner occupied	8,671	646	5,023	262
Residential real estate	998	46	1,208	56
Commercial and industrial	1,331	145	763	62
Home equity lines of credit	247	12	245	12
Total	$13,884	$1,080	$8,573	$445

Troubled Debt Restructuring (“TDR”) describes loans on which the bank has granted concessions for reasons related to the customer’s financial difficulties. Such concessions may include one or more of the following:

●	reduction in the interest rate to below-market rates
●	extension of repayment requirements beyond standard terms
●	reduction of the principal amount owed
●	reduction of accrued interest due
●	acceptance of other assets in full or partial payment of a debt

In each case, the concession is made due to deterioration in the borrower’s financial condition, and the new terms are less stringent than those required on a new loan with similar risk.

The following tables summarize troubled debt restructurings that did not meet the exemption criteria above (in thousands) for the following years ended:

	December 31, 2022
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	3	-	3	$1,252	$1,252
				$1,252	$1,252

	December 31, 2021
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial real estate:
Non-owner occupied	1	-	1	$730	$730
Residential real estate	1	-	1	96	96
				$826	$826

There were no subsequent defaults of troubled debt restructurings for the years ended December 31, 2022, or 2021.

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard or Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, based on currently existing facts, conditions, and values, highly questionable and improbable. Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect borrowers' present and future capacity to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. The Credit Department performs an annual review of all commercial relationships with loan balances of $750,000 or greater.  Confirmation of the appropriate risk grade is included in the ongoing review.  The Company engages an external consultant to conduct loan reviews on a semiannual basis. Detailed reviews, including resolutions plans, are performed on loans classified as Substandard every quarter.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in determining the allowance.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system (in thousands):

		Special			Total
December 31, 2022	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$176,400	$6,873	$8,475	$-	$191,748
Non-owner occupied	331,584	6,387	42,609	-	380,580
Multifamily	58,251	-	-	-	58,251
Residential real estate	294,254	-	2,054	-	296,308
Commercial and industrial	185,674	7,936	1,992	-	195,602
Home equity lines of credit	127,080	-	985	-	128,065
Construction and other	90,728	308	3,163	-	94,199
Consumer installment	8,117	-	2	-	8,119
Total	$1,272,088	$21,504	$59,280	$-	$1,352,872

		Special			Total
December 31, 2021	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$104,217	$2,400	$4,853	$-	$111,470
Non-owner occupied	230,672	3,038	49,908	-	283,618
Multifamily	31,189	-	-	-	31,189
Residential real estate	237,132	-	2,957	-	240,089
Commercial and industrial	143,911	2,748	2,153	-	148,812
Home equity lines of credit	103,296	-	1,059	-	104,355
Construction and other	53,807	341	-	-	54,148
Consumer installment	8,005	-	5	-	8,010
Total	$912,229	$8,527	$60,935	$-	$981,691

Management further monitors the loan portfolio's performance and credit quality by analyzing the portfolio's age as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of loans (in thousands):

						Purchase
		30-59 Days	60-89 Days	90 Days+	Total	Credit	Total
December 31, 2022	Current	Past Due	Past Due	Past Due	Past Due	Impaired Loans	Loans

Commercial real estate:
Owner occupied	$191,748	$-	$-	$-	$-	$-	191,748
Non-owner occupied	380,467	113	-	-	113	2,992	380,580
Multifamily	58,251	-	-	-	-	-	58,251
Residential real estate	293,698	2,093	111	406	2,610	24	296,308
Commercial and industrial	195,532	62	4	4	70	-	195,602
Home equity lines of credit	127,494	415	145	11	571	-	128,065
Construction and other	93,997	202	-	-	202	3,052	94,199
Consumer installment	8,096	23	-	-	23	-	8,119
Total	$1,349,283	$2,908	$260	$421	$3,589	$6,068	1,352,872

						Purchase
		30-59 Days	60-89 Days	90 Days+	Total	Credit	Total
December 31, 2021	Current	Past Due	Past Due	Past Due	Past Due	Impaired Loans	Loans

Commercial real estate:
Owner occupied	$111,257	$81	$132	$-	$213	$-	111,470
Non-owner occupied	282,365	880	-	373	1,253	-	283,618
Multifamily	31,189	-	-	-	-	-	31,189
Residential real estate	238,483	1,187	-	419	1,606	-	240,089
Commercial and industrial	148,437	112	-	263	375	-	148,812
Home equity lines of credit	104,316	-	39	-	39	-	104,355
Construction and other	54,148	-	-	-	-	-	54,148
Consumer installment	7,799	16	19	176	211	-	8,010
Total	$977,994	$2,276	$190	$1,231	$3,697	$-	981,691

The following tables present the recorded investment in nonaccrual loans and loans past due over 89 days and still on accrual by class of loans (in thousands):

		90+ Days Past
December 31, 2022	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$69	$-
Residential real estate	1,431	-
Commercial and industrial	186	-
Home equity lines of credit	191	-
Construction and other	68	-
Consumer installment	166	-
Total	$2,111	$-

		90+ Days Past
December 31, 2021	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$81	$-
Non-owner occupied	2,442	-
Residential real estate	1,577	-
Commercial and industrial	456	-
Home equity lines of credit	121	-
Consumer installment	182	-
Total	$4,859	$-

There were no loans past due 90 days or more and still accruing interest on December 31, 2022 or 2021. Interest income that would have been recorded had these loans not been placed on nonaccrual status was $125,000 in 2022 and $204,000 in 2021.

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio.  The ALLL is based on management’s continuing evaluation of the loan portfolio's risk characteristics and credit quality, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Company’s ALLL. Management also performs impairment analysis on TDRs, resulting in specific reserves. Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.  For general allowances, historical loss trends are used to estimate losses in the current portfolio.  Other qualitative factors modify these historical loss amounts.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  Then, a historical charge-off factor is calculated utilizing the last twelve consecutive historical quarters.

Management has identified several additional qualitative factors to supplement the historical charge-off factor. These factors likely cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are:

●	national and local economic trends and conditions;
●	levels of and trends in delinquency rates and nonaccrual loans;
●	trends in volumes and terms of loans;
●	effects of changes in lending policies;
●	experience, ability, and depth of lending staff;
●	value of underlying collateral;
●	and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio every quarter using a defined, consistently applied process to make appropriate and timely adjustments to the ALLL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the ALLL within the primary segments of the loan portfolio and the activity within those segments (in thousands):

	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2021	Charge-offs	Recoveries	Provision	December 31, 2022
Loans:
Commercial real estate:
Owner occupied	$1,836	$-	$5	$362	$2,203
Non-owner occupied	7,431	(150)	23	(1,707)	5,597
Multifamily	454	-	-	208	662
Residential real estate	1,740	-	61	246	2,047
Commercial and industrial	882	(40)	312	329	1,483
Home equity lines of credit	1,452	(25)	-	326	1,753
Construction and other	533	-	-	76	609
Consumer installment	14	(231)	141	160	84
Total	$14,342	$(446)	$542	$-	$14,438

	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2020	Charge-offs	Recoveries	Provision	December 31, 2021
Loans:
Commercial real estate:
Owner occupied	$1,342	$-	$45	$449	$1,836
Non-owner occupied	6,817	(313)	138	789	7,431
Multifamily	461	-	-	(7)	454
Residential real estate	1,683	(27)	27	57	1,740
Commercial and industrial	1,353	(1)	194	(664)	882
Home equity lines of credit	1,405		56	(9)	1,452
Construction and other	378	-	46	109	533
Consumer installment	20	(124)	142	(24)	14
Total	$13,459	$(465)	$648	$700	$14,342

The provision fluctuations during the year ended December 31, 2022, allocated to:

●	non-owner occupied commercial loans due to a decrease in substandard credits.
●	owner occupied commercial loans due to an increase in loans, coupled with an increase in the specific reserve on impaired loans.
●	commercial and industrial loans, residential real estate loans, and multifamily loans are due to an increase in loans
●	home equity lines of credit and residential loans are due to an increase in loans, coupled with an increase in the specific reserve on impaired loans.

The provision fluctuations during the year ended December 31, 2021, allocated to:

●	non-owner occupied commercial real estate loans are due to exposure to the substandard-rated credits related to the hospitality industry.
●	commercial and industrial loans are due to a decrease in outstanding balances as PPP loans receive forgiveness.
●	owner-occupied are due to an increase in substandard-rated credits.